EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (186,531)	$ (171,146)	$ (48,017)
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of common shares outstanding	93,933	93,357	87,013
Earnings per share, basic and diluted:
Basic and diluted	$ (1.99)	$ (1.83)	$ (0.55)